CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Current assets
Cash and cash equivalents	$ 3,238	$ 88,244	$ 208,821
Prepaid expenses	6,742	6,742	31,800
Total current assets	9,980	94,986	240,621
Security deposit	50,000	50,000	50,000
Property, plant and equipment, net of accumulated depreciation	1,559	1,782	0
Construction in progress	118,239	106,726	0
Note receivable related party, noncurrent, net of allowance	0	0	0
Intangible assets, net of accumulated amortization	1,654	1,762	2,158
Total assets	181,432	255,256	292,779
Current liabilities
Accounts payable and accrued liabilities	492,165	431,017	145,024
Accrued compensation, related party	53,750	267,493	106,250
Due to related party	22,627	17,930	18,455
Accrued interest	62,528	41,116	2,630
Accrued interest, related party	102,339	68,148	3,337
Convertible notes payable, net of discount	119,692	72,525	0
Convertible notes payable, related party, net of discount	89,404	22,678	0
Derivative liability	294,616	418,537	0
Notes payable, related parties	5,000	0	600,000
Total current liabilities	1,242,121	1,339,444	875,696
Noncurrent liabilities
Convertible notes payable, net of discount	34,860	43,312	5,556
Convertible notes payable, related parties, net of discount	950,223	230,718	0
Notes payable, related parties	0	72,750	0
Total Liabilities	2,227,204	1,686,224	881,252
Commitments and contingencies
Stockholders’ equity
Common stock, $0.0001 par value; 250,000,000 shares authorized; 20,350,003, 20,350,003 and 20,000,003 shares issued and outstanding at August 31, 2016, May 31, 2016 and May 31, 2015	2,035	2,035	2,000
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0	0	0
Additional paid-in capital	2,627,454	2,627,183	887,614
Stock payable	65,700	65,700	37,500
Accumulated deficit	(4,740,961)	(4,125,886)	(1,515,587)
Total stockholders’ equity (deficit)	(2,045,772)	(1,430,968)	(588,473)
Total liabilities and stockholders’ equity (deficit)	$ 181,432	$ 255,256	$ 292,779